United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-6269

                      (Investment Company Act File Number)


                              Cash Trust Series II
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 5/31/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments




MUNICIPAL CASH SERIES II
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

    Principal
      Amount
    or Shares                                                                       Value

                      SHORT-TERM MUNICIPALS--101.1%(1)(,2)
                      Alabama--1.7%
 $    80,000          Abbeville, AL, IDB Monthly VRDNs (Great Southern
                      Wood, Inc.)/(Wachovia Bank N.A. LOC), 3.250%,
                      3/1/2006                                                 $    80,000
    2,360,000         Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons
                      Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.350%,
                      3/3/2006                                                    2,360,000
     250,000          Huntsville, AL IDB Weekly VRDNs (Giles & Kendall,
                      Inc.)/(Wachovia Bank N.A. LOC), 3.350%, 3/3/2006             250,000
    1,460,000         Perry County, AL IDB, (Series 2001) Weekly VRDNs
                         (Alabama Catfish Feedmill LLC)/
                      -----------------------------------------------------
                      (Regions Bank, Alabama LOC), 3.340%, 3/2/2006               1,460,000
    2,695,000         St. Clair County, AL IDB, (Series 1993) Weekly VRDNs
                      (Ebsco Industries, Inc.)/(National Australia Bank
                      Ltd., Melbourne LOC), 3.300%, 3/2/2006                      2,695,000
                          TOTAL                                                   6,845,000
                      Arizona--6.8%
    1,200,000         Arizona Health Facilities Authority, (Series 2002)
                       Weekly VRDNs (Royal Oaks Life Care
                      Community)/(LaSalle Bank, N.A. LOC), 3.190%, 3/2/2006       1,200,000
    5,750,000         Arizona Health Facilities Authority, (Series 2005A)
                      Weekly VRDNs (Banner Health)/(MBIA Insurance Corp.
                      INS)/(Citibank N.A., New York LIQ), 3.180%, 3/1/2006        5,750,000
    6,300,000         Arizona Tourism & Sports Authority, (Series 2005A)
                      Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada,
                      Montreal LIQ), 3.200%, 3/1/2006                             6,300,000
    5,630,000         Maricopa County, AZ, IDA, (Series 2000A) Weekly
                      VRDNs (Gran Victoria Housing LLC)/(FNMA LOC),
                      3.180%, 3/2/2006                                            5,630,000
    5,000,000    (3)  Maricopa County, AZ, IDA, PUTTERs (Series 420)
                      Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan
                      Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC),
                      3.240%, 3/3/2006                                            5,000,000
    1,000,000    (3)  Phoenix, AZ IDA, PT-479 Weekly VRDNs (Sunset Ranch
                      Apartments)/(FHLMC GTD)/
                      -----------------------------------------------------
                      (FHLMC LIQ), 3.230%, 3/2/2006                               1,000,000
    1,000,000         Pima County, AZ IDA, (Series 2002A) Weekly VRDNs (La
                          Posada at Park Centre, Inc.)/
                      -----------------------------------------------------
                      (LaSalle Bank, N.A. LOC), 3.200%, 3/2/2006                  1,000,000
     299,000     (3)  Pima County, AZ IDA, SFM (PA-159) Weekly VRDNs (GNMA
                      COL)/
                      -----------------------------------------------------
                      (Merrill Lynch & Co., Inc. LIQ), 3.270%, 3/2/2006            299,000
     700,000          Tucson, AZ IDA, (Series 1989) Weekly VRDNs (Lincoln
                      Garden Tucson LP)/(FHLMC LOC), 3.100%, 3/7/2006              700,000
                          TOTAL                                                   26,879,000
                      Arkansas--1.4%
    4,100,000         Arkansas Development Finance Authority, (Series
                      1999A) Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                      Paribas SA LOC), 3.490%, 3/2/2006                           4,100,000
    1,225,000         Arkansas Development Finance Authority, (Series
                      2000A) Weekly VRDNs (Riceland Foods, Inc.)/(BNP
                      Paribas SA LOC), 3.490%, 3/2/2006                           1,225,000
                          TOTAL                                                   5,325,000
                      California--2.5%
    10,000,000        California State Department of Water Resources Power
                      Supply Program, (Series 2002 C-6) Weekly VRDNs
                      (AMBAC INS)/(Landesbank Baden-Wuerttemberg (GTD)
                      LIQ), 3.180%, 3/2/2006                                      10,000,000
                      Colorado--0.4%
    1,500,000         Colorado HFA, (Series 2000A) Weekly VRDNs (New
                      Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A.
                      LOC), 3.300%, 3/2/2006                                      1,500,000
                      Delaware--1.4%
    5,650,000         Delaware EDA, (Series 1985C) Weekly VRDNs (Hospital
                      Billing & Collection Service Ltd.)/
                      -----------------------------------------------------
                      (JPMorgan Chase Bank, N.A. LOC), 3.160%, 3/1/2006           5,650,000
                           District of Columbia--1.0%
    4,000,000    (3)  District of Columbia HFA, (Series 2005 BNY5) Weekly
                      VRDNs (Trinity Plus Funding Co. LLC)
                      -----------------------------------------------------
                      /(Bank of New York LIQ), 3.320%, 3/2/2006                   4,000,000
                      Florida--1.6%
    2,850,000    (3)  Escambia County, FL HFA, (Series 2004 FR/RI-L12)
                      Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,
                      Inc. LIQ), 3.280%, 3/1/2006                                 2,850,000
    3,500,000         Greater Orlando, FL Aviation Authority Weekly VRDNs
                      (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.290%,
                      3/1/2006                                                    3,500,000
                          TOTAL                                                   6,350,000
                      Georgia--6.1%
    5,450,000         Cobb County, GA Development Authority, (Series
                      2004B) Weekly VRDNs (Presbyterian Village, Austell,
                      Inc.)/(Allied Irish Banks PLC LOC), 3.210%, 3/1/2006        5,450,000
    1,250,000         DeKalb County, GA  MFH Authority, (Series 2003)
                      Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC),
                      3.190%, 3/2/2006                                            1,250,000
    1,800,000         Fulton County, GA IDA, (Series 1989) Weekly VRDNs
                      (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC),
                      3.430%, 3/2/2006                                            1,800,000
    4,000,000         Georgia Municipal Association Weekly VRDNs (MBIA
                      Insurance Corp. INS)/(Bank of America N.A. LIQ),
                      3.200%, 3/1/2006                                            4,000,000
     350,000          Georgia State Municipal Gas Authority, (Series C)
                      Weekly VRDNs (Bank of America N.A., Bayerische
                      Landesbank (GTD), JPMorgan Chase Bank, N.A.,
                      Landesbank Hessen-Thueringen (GTD) and Wachovia Bank
                      N.A. LOCs), 3.230%, 3/1/2006                                 350,000
    4,000,000         Georgia State, (Series 2005A), 3.75% Bonds, 9/1/2006        4,018,716
     570,000          Gwinnett County, GA Development Authority, (Series
                      2004) Weekly VRDNs (Pak-Lite, Inc.)/
                      -----------------------------------------------------
                      (Wachovia Bank N.A. LOC), 3.300%, 3/2/2006                   570,000
    1,800,000         Heard County, GA Development Authority, (First
                      Series 1996)  Daily VRDNs (Georgia Power Co.),
                      3.010%, 3/1/2006                                            1,800,000
    5,040,000         Savannah, GA EDA, (Series 2003C) Weekly VRDNs
                      (Marshes of Skidaway Island)/(BNP Paribas SA LOC),
                      3.230%, 3/2/2006                                            5,040,000
                          TOTAL                                                   24,278,716
                      Idaho--0.9%
    3,425,000         Minidoka County, ID IDC, (Series 1998) Weekly VRDNs
                      (Nature's Best Produce, Inc.)/(BNP Paribas SA LOC),
                      3.440%, 3/2/2006                                            3,425,000
                      Illinois--1.9%
    3,500,000         Aurora City, IL, (Series 2000) Weekly VRDNs
                      (Cleveland Hardware & Forging Co.)/(Fifth Third
                      Bank, Cincinnati LOC), 3.360%, 3/2/2006                     3,500,000
    1,925,000         Illinois Development Finance Authority IDB Weekly
                      VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC),
                      3.480%, 3/2/2006                                            1,925,000
    1,009,000         Peoria, IL, (Series 1996) Weekly VRDNs (J.T. Fennell
                      Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.480%,
                      3/2/2006                                                    1,009,000
     965,000          Upper Illinois River Valley Development Authority,
                      (Series 2001) Weekly VRDNs (Tri-Con Materials,
                      Inc.)/(Citibank N.A., New York LOC), 3.400%, 3/2/2006        965,000
                          TOTAL                                                   7,399,000
                      Indiana--4.4%
     920,000          Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon
                      Corp.)/(LaSalle Bank, N.A. LOC), 3.350%, 3/2/2006            920,000
    2,338,000         Franklin, IN, Lakeview I Apartments (Series 1994)
                      Weekly VRDNs (Pedcor Investments LP)/(FHLB of
                      Indianapolis LOC), 3.300%, 3/2/2006                         2,338,000
    1,345,000         Huntington, IN, (Series 1998) Weekly VRDNs (DK
                      Enterprises LLC)/(Wells Fargo Bank, N.A., Minnesota
                      LOC), 3.400%, 3/2/2006                                      1,345,000
     380,000          Indiana Development Finance Authority, Economic
                      Development Revenue Refunding Bonds Weekly VRDNs (T.
                      M. Morris Manufacturing Co., Inc.)/(JPMorgan Chase
                      Bank, N.A. LOC), 3.420%, 3/2/2006                            380,000
    4,000,000         Indianapolis, IN, (Series 2004A) Weekly VRDNs (Nora
                      Commons LP)/(LaSalle Bank, N.A. LOC), 3.280%,
                      3/2/2006                                                    4,000,000
     335,000          Tipton, IN, (Series 1997) Weekly VRDNs (MCJS
                      LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.630%,
                      3/2/2006                                                     335,000
    7,900,000         Whiting, IN Environmental Facilities Revenue,
                      (Series 2005) Daily VRDNs (BP Products North
                      America, Inc.)/(BP PLC GTD), 3.040%, 3/1/2006               7,900,000
                          TOTAL                                                   17,218,000
                      Iowa--0.2%
     890,000          Iowa Finance Authority, (Series 1998) Weekly VRDNs
                      (Schumacher Elevator)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.400%, 3/2/2006                             890,000
                      Kansas--3.9%
    15,370,000   (3)  Clipper Tax-Exempt Certificates Trust (Kansas-AMT)
                      Series 2005-13 Weekly VRDNs (Sedgwick & Shawnee
                      Counties, KS)/(GNMA COL)/(State Street Bank and
                      Trust Co. LIQ), 3.270%, 3/2/2006                            15,370,000
                      Kentucky--2.0%
     180,000          Boone County, KY, (Series 1996) Weekly VRDNs
                      (Western States Envelope Co.)/(JPMorgan Chase Bank,
                      N.A. LOC), 3.630%, 3/2/2006                                  180,000
    2,500,000         Boyd County, KY, (Series 2003) Weekly VRDNs (Air
                      Products & Chemicals, Inc.), 3.300%, 3/1/2006               2,500,000
    2,700,000         Henderson, KY IDRB, Series 1998 Weekly VRDNs
                      (Vincent Industrial Plastics, Inc.)/(Wells Fargo
                      Bank, N.A. LOC), 3.300%, 3/2/2006                           2,700,000
    2,400,000         Kenton County, KY, (Series 1999) Weekly VRDNs
                      (Packaging Un-limited of Northern Kentucky,
                      Inc.)/(National City Bank, Kentucky LOC), 3.320%,
                      3/2/2006                                                    2,400,000
     200,000          Muhlenberg County, KY, (Series 1997) Weekly VRDNs
                      (Plastic Products Co.)/(Wells Fargo Bank, N.A.,
                      Minnesota LOC), 3.400%, 3/2/2006                             200,000
                          TOTAL                                                   7,980,000
                      Louisiana--1.0%
    4,000,000         Louisiana Local Government Environmental Facilities
                      Community Development Authority, (Series 2004)
                      Weekly VRDNs (The Academy of the Sacred Heart of New
                      Orleans)/(SunTrust Bank LOC), 3.240%, 3/1/2006              4,000,000
                      Maryland--1.4%
    3,185,000         Maryland State Economic Development Corp., (Series
                      1999A) Weekly VRDNs (Victor Graphics,
                      Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                      NY LOC), 3.380%, 3/3/2006                                   3,185,000
    2,450,000    (3)  Montgomery County, MD Housing Opportunities
                      Commission, (Series 2004 FR/RI-L5) Weekly VRDNs
                      (Lehman Brothers Holdings, Inc. LIQ), 3.280%,
                      3/1/2006                                                    2,450,000
                          TOTAL                                                   5,635,000
                      Massachusetts--0.4%
    1,465,000         Pittsfield, MA, 3.875% BANs, 3/15/2006                      1,465,614
                      Michigan--0.6%
    2,500,000    (3)  Detroit, MI Economic Development Corp., Resource
                      Recovery (MERLOTS Series 2000-A90) Weekly VRDNs
                      (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.280%,
                      3/1/2006                                                    2,500,000
                      Minnesota--1.3%
    5,000,000    (3)  Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs
                        (Northern States Power Co., MN)/
                      -----------------------------------------------------
                      (Lehman Brothers Holdings, Inc. SWP), 3.380%,
                      3/2/2006                                                    5,000,000
     240,000          Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells
                      Fargo Bank, N.A., Minnesota LOC), 3.300%, 3/2/2006           240,000
                          TOTAL                                                   5,240,000
                      Mississippi--2.2%
    2,420,000         Mississippi Business Finance Corp., (Series 2000A)
                      Weekly VRDNs (TT&W Farm Products, Inc.)/(Amsouth
                      Bank N.A., Birmingham, AL LOC), 3.290%, 3/2/2006            2,420,000
    4,110,000    (3)  Mississippi Home Corp., Roaring Forks (Series
                      2001-14) Weekly VRDNs (GNMA COL)/(Bank of New York
                      LIQ), 3.330%, 3/2/2006                                      4,110,000
    1,500,000         Mississippi Regional Housing Authority No. II,
                      (Series 2000), 3.30% TOBs (Terrace Park
                      Apartments)/(First Tennessee Bank, N.A. LOC),
                      Optional Tender 5/1/2006                                    1,500,000
     600,000          Senatobia, MS Weekly VRDNs (Deltona Lighting
                      Products, Inc.)/(Wachovia Bank N.A. LOC), 3.350%,
                      3/3/2006                                                     600,000
                          TOTAL                                                   8,630,000
                      Missouri--1.4%
     500,000          Kansas City, MO IDA, (Series 2004B) Weekly VRDNs
                        (The Bishop Spencer Place, Inc.)/
                      -----------------------------------------------------
                      (Commerce Bank, N.A., Kansas City LOC), 3.220%,
                      3/2/2006                                                     500,000
    5,000,000         Southwest City, MO IDA, (Series 2005) Weekly VRDNs
                      (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC),
                      3.390%, 3/2/2006                                            5,000,000
                          TOTAL                                                   5,500,000
                      Multi State--10.2%
    1,528,000    (3)  BNY Municipal Certificates Trust (Series 2002-BNY1)
                      Weekly VRDNs (Bank of New York LIQ)/(Bank of New
                      York LOC), 3.320%, 3/1/2006                                 1,528,000
    1,000,000    (3)  Charter Mac Floater Certificates Trust I, (Nat-2
                      Series) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bank of America N.A., Bayerische Landesbank
                      (GTD), Dexia Credit Local, KBC Bank NV, Landesbank
                      Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC,
                      London and State Street Bank and Trust Co. LIQs),
                      3.280%, 3/2/2006                                            1,000,000
    7,000,000    (3)  Charter Mac Floater Certificates Trust I, (Nat-4
                      Series) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Bank of America N.A., Bayerische Landesbank
                      (GTD), Dexia Credit Local, KBC Bank NV, Landesbank
                      Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC,
                      London and State Street Bank and Trust Co. LIQs),
                      3.280%, 3/2/2006                                            7,000,000
    6,728,000    (3)  Clipper Tax-Exempt Certificates Trust (AMT
                      MultiState) Series 1999-3 Weekly VRDNs (State Street
                      Bank and Trust Co. LIQ), 3.380%, 3/2/2006                   6,728,000
    18,201,000   (3)  Clipper Tax-Exempt Certificates Trust (AMT
                      Multistate) Series 2002-09 Weekly VRDNs (AMBAC,
                      FGIC, FSA, MBIA Insurance Corp. INS) and State
                      Street Bank and Trust Co. LIQs), 3.380%, 3/2/2006           18,201,000
    2,376,000    (3)  Clipper Tax-Exempt Certificates Trust
                      (Multistate-AMT) Series 2005-1 Weekly VRDNs (GNMA
                      COL)/(State Street Bank and Trust Co. LIQ), 3.380%,
                      3/2/2006 2,376,000
    3,479,000    (3)  Clipper Tax-Exempt Certificates Trust
                      (Multistate-AMT) Series 2005-19 Weekly VRDNs (GNMA
                      COL)/(Merrill Lynch & Co., Inc. LIQ), 3.330%,
                      3/2/2006                                                    3,479,000
                          TOTAL                                                   40,312,000
                      Nevada--1.8%
    7,000,000         Clark County, NV, Passenger Facility Charge
                      Refunding Revenue Bonds (Series 2005A-2) Weekly
                      VRDNs (Las Vegas-McCarran International
                      Airport)/(MBIA Insurance Corp. INS)/
                      -----------------------------------------------------
                      (Citibank N.A., New York LIQ), 3.240%, 3/1/2006             7,000,000
                      New Hampshire--0.1%
     348,000          New Hampshire Business Finance Authority, (Series A)
                      Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A.
                      LOC), 3.350%, 3/1/2006                                       348,000
                      New Mexico--4.9%
    19,150,166        New Mexico Mortgage Finance Authority, (Series
                      2005), 4.57% TOBs (Trinity Plus Funding Co. LLC),
                      Mandatory Tender 3/1/2006                                   19,150,166
                      New York--1.5%
    6,000,000         New York City, NY Municipal Water Finance Authority,
                      (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit
                      Local LIQ), 2.960%, 3/1/2006                                6,000,000
                      North Carolina--0.5%
    2,100,000         North Carolina Capital Facilities Finance Agency,
                      (Series 2004) Daily VRDNs (Republic Services,
                      Inc.)/(SunTrust Bank LOC), 3.010%, 3/1/2006                 2,100,000
                      Ohio--13.2%
    2,000,000    (3)  ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)
                      Series 2004-14 Weekly VRDNs (Columbus, OH City
                      School District)/(FSA INS)/(ABN AMRO Bank NV,
                      Amsterdam LIQ), 3.220%, 3/2/2006                            2,000,000
    5,000,000         Clark County, OH, (Series 2002) Weekly VRDNs (Ohio
                      Masonic Home)/(AMBAC INS)/
                      -----------------------------------------------------
                      (JPMorgan Chase Bank, N.A. LIQ), 3.210%, 3/2/2006           5,000,000
    1,290,000    (3)  Cleveland, OH Airport System, (PT-799) Weekly VRDNs
                      (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.260%,
                      3/2/2006                                                    1,290,000
    6,500,000         Cuyahoga County, OH Hospital Authority, (Series
                      2000) Weekly VRDNs (The Sisters of Charity of St.
                      Augustine Health System, Inc.)/(National City Bank,
                      Ohio LOC), 3.220%, 3/2/2006                                 6,500,000
    5,500,000         Franklin County, OH Health Care Facilities, (Series
                      2005) Weekly VRDNs (Traditions Healthcare Obligated
                      Group)/(U.S. Bank, N.A. LOC), 3.200%, 3/2/2006              5,500,000
    6,500,000         Hamilton County, OH Hospital Facilities Authority,
                      (Series 1997A) Weekly VRDNs (Children's Hospital
                      Medical Center)/(PNC Bank, N.A. LOC), 3.180%,
                      3/2/2006                                                    6,500,000
     400,000          Hamilton, OH MFH, (Series 2003B: Knollwood Crossing
                      II Apartments) Weekly VRDNs (Pedcor
                      Investments-2003-LIX LP)/(FHLB of Indianapolis LOC),
                      3.480%, 3/2/2006                                             400,000
     750,000          Medina County, OH, (Series 1998) Weekly VRDNs (Mack
                      Industries, Inc.)/(Huntington National Bank,
                      Columbus, OH LOC), 3.480%, 3/2/2006                          750,000
    1,000,000         Morrow County, OH, 4.00% BANs, 7/18/2006                    1,003,884
    1,650,000         Muskingum County, OH, 4.00% BANs, 7/18/2006                 1,657,145
    1,230,000    (3)  Ohio HFA, Variable Rate Certificates (Series 2001-I)
                      Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ),
                      3.300%, 3/2/2006                                            1,230,000
    5,720,000         Ohio State, Solid Waste Revenue Bonds (Series 1998)
                      Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC
                      GTD), 3.040%, 3/1/2006                                      5,720,000
     980,000          Painesville, OH, (Series 2005-1), 3.25% BANs,
                      3/23/2006                                                    980,374
    2,500,000         Pataskala, OH, 4.00% BANs, 8/31/2006                        2,511,576
    1,670,000         Rossford, OH, 4.00% BANs, 6/15/2006                         1,674,469
    5,000,000         Trumbull County, OH Sewer District, 3.75% BANs,
                      4/4/2006                                                    5,004,301
    1,535,000         Union County, OH, 3.20% BANs, 6/7/2006                      1,535,000
    2,985,000         Wooster, OH, Health Care Facilities Revenue Bonds
                      (Series 2003) Weekly VRDNs (West View Manor)/(Fifth
                      Third Bank, Cincinnati LOC), 3.260%, 3/2/2006               2,985,000
                          TOTAL                                                   52,241,749
                      Oklahoma--1.8%
    7,075,000         Oklahoma Industries Authority, (Series 2005) Weekly
                      VRDNs (Oklahoma Christian University)/(LaSalle Bank,
                      N.A. LOC), 3.210%, 3/2/2006                                 7,075,000
                      Oregon--1.6%
    5,000,000         Oregon State Housing and Community Services
                      Department, (Series R-4), 2.55% BANs, 3/15/2006             4,998,050
    1,500,000         Port of Morrow, OR, (Series 2001A) Weekly VRDNs
                          (Threemile Canyon Farms LLC)/
                      -----------------------------------------------------
                      (Rabobank Nederland, Utrecht LOC), 3.340%, 3/2/2006         1,500,000
                          TOTAL                                                   6,498,050
                      Pennsylvania--2.1%
    2,270,000         Montgomery County, PA IDA, (Series 2000) Weekly
                       VRDNs (American Foodservice Corp.)/
                      -----------------------------------------------------
                      (Wachovia Bank N.A. LOC), 3.350%, 3/2/2006                  2,270,000
     330,000          Pennsylvania EDFA, (Series 1998A) Weekly VRDNs
                      (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC),
                      3.350%, 3/2/2006                                             330,000
    2,500,000         Pennsylvania EDFA, Wastewater Treatment Revenue
                      Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco,
                      Inc.), 3.370%, 3/1/2006                                     2,500,000
    3,200,000         Philadelphia, PA Authority for Industrial
                      Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA
                      Insurance Corp. INS)/(Royal Bank of Scotland PLC,
                      Edinburgh LIQ), 3.200%, 3/1/2006                            3,200,000
                          TOTAL                                                   8,300,000
                      South Carolina--2.7%
    1,800,000         Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.),
                      3.280%, 3/1/2006                                            1,800,000
    1,000,000         Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs
                      (Nucor Corp.), 3.280%, 3/1/2006                             1,000,000
    8,000,000         Berkeley County, SC IDB, (Series 1998) Weekly VRDNs
                      (Nucor Corp.), 3.280%, 3/1/2006                             8,000,000
                          TOTAL                                                   10,800,000
                      South Dakota--0.1%
     500,000          South Dakota Housing Development Authority, (2003
                      Series F) Weekly VRDNs (Landesbank Hessen-Thueringen
                      (GTD) LIQ), 3.220%, 3/2/2006                                 500,000
                      Tennessee--0.5%
    2,135,000         Hamilton County, TN IDB Weekly VRDNs (Pavestone
                      Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.480%,
                      3/2/2006                                                    2,135,000
                      Texas--8.8%
    4,970,000    (3)  Bexar County, TX Housing Finance Corp., PT-2596
                      Weekly VRDNs (Rosemont Apartments)/(Merrill Lynch &
                      Co., Inc. LIQ)/(WestLB AG (GTD) LOC), 3.310%,
                      3/2/2006                                                    4,970,000
    2,100,000         Dalhart, TX Economic Development Corp., (Series
                      2005) Weekly VRDNs (DARE Investments)/(Rabobank
                      Nederland, Utrecht LOC), 3.340%, 3/2/2006                   2,100,000
    8,350,000         Gulf Coast, TX Waste Disposal Authority Daily VRDNs
                      (BP Amoco Corp.), 3.040%, 3/1/2006                          8,350,000
    1,800,000         Gulf Coast, TX Waste Disposal Authority, (Series
                      1994) Daily VRDNs (BP Amoco Corp.), 3.040%, 3/1/2006
    1,800,000 2,500,000 Gulf Coast, TX Waste Disposal Authority, (Series
                      2001) Daily VRDNs (BP Amoco Corp.)/(BP PLC GTD),
                      3.040%, 3/1/2006                                            2,500,000
    5,000,000         Houston, TX Higher Education Finance Corp., (Series
                      2003A) Tierwester Oaks and Richfield Manor Weekly
                      VRDNs (Houston Student Housing LLC)/(Bank of New
                      York LOC), 3.100%, 3/1/2006                                 5,000,000
    5,000,000    (3)  Port of Houston, TX, Roaring Forks (Series 2005-24)
                      Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New
                      York LIQ), 3.330%, 3/2/2006                                 5,000,000
    5,000,000         Texas State Department of Housing & Community
                      Affairs, (Series 2005A) Weekly VRDNs (FSA
                      INS)/(DePfa Bank PLC LIQ), 3.220%, 3/2/2006                 5,000,000
                          TOTAL                                                   34,720,000
                      Utah--2.1%
    8,200,000         Murray City, Utah Hospital Revenue, (Series 2005A)
                      Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan
                      Chase Bank, N.A. LIQ), 3.010%, 3/1/2006                     8,200,000
                      Virginia--2.4%
    1,950,000         Alexandria, VA IDA, (Series 1999) Weekly VRDNs
                        (Church Schools in the Diocese of
                      Virginia)/(SunTrust Bank LOC), 3.190%, 3/1/2006             1,950,000
    4,500,000         Fairfax County, VA IDA, (Series 2005C-1) Weekly
                      VRDNs (Inova Health System), 3.160%, 3/1/2006               4,500,000
    3,000,000         Virginia Resources Authority, Water and Sewer
                      (Series 1997) Weekly VRDNs (Henrico County,
                      VA)/(SunTrust Bank LIQ), 3.190%, 3/2/2006                   3,000,000
                          TOTAL                                                   9,450,000
                      West Virginia--1.0%
    3,760,000         Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs
                      (Simonton Building Products, Inc.)/(PNC Bank, N.A.
                      LOC), 3.330%, 3/2/2006                                      3,760,000
                      Wisconsin--1.3%
    4,000,000         Combined Locks, WI, Development Revenue Bonds,
                      Series 1997 Weekly VRDNs (Appleton Papers)/(LaSalle
                      Bank, N.A. LOC), 3.430%, 3/2/2006                           4,000,000
    1,000,000         Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee
                      Enterprises, Inc.)/(Bank of New York LOC), 3.280%,
                      3/2/2006                                                    1,000,000
                          TOTAL                                                   5,000,000
                          TOTAL MUNICIPAL INVESTMENTS--101.1%                      99,670,295
                          (AT AMORTIZED COST)(4)                                 3
                          OTHER ASSETS AND LIABILITIES--NET--(1.1)%                (4,386,375)
                          TOTAL NET ASSETS--100%                                $ 395,283,920

==============================================================================

       Securities that are subject to the federal alternative minimum tax (AMT) represent 61.5% of the portfolio as calculated based upon total portfolio market value.

     1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.


       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At February 28, 2006, the portfolio securities were rated as follows:
       Tier Rating Based on Total Market Value

       First     Second
       Tier      Tier
       -------------------
       -------------------
       98.5%     1.5%
       -------------------

     2 Current rate and next reset date shown on variable rate demand notes.

     3 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $97,381,000 which represents 24.6% of total net assets.
     4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FSA         -- Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQs        --Liquidity Agreement (s)
LOCs        --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
MFH         --Multi-Family Housing
PUTTERs     --Puttable Tax-Exempt Receipts
SFM         --Single Family Mortgage
SWP         --Swap Agreement
TOBs        --Tender Option Bonds
TOPs        --Trust Obligation Participation Securities
VRDNs       --Variable Rate Demand Notes





TREASURY CASH SERIES II
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

      Principal
       Amount                                                                            Value

                       U.S. TREASURY--6.3%

                            U.S. Treasury Notes--6.3%
 $   18,250,000        2.500% - 7.000%, 5/31/2006 - 1/31/2007                   $     18,133,448

                       REPURCHASE AGREEMENTS--93.9%
     60,000,000        Interest in $1,800,000,000 joint repurchase
                       agreement 4.530%, dated 2/28/2006, under which
                       Barclays Capital, Inc. will repurchase U.S.
                       Treasury securities with various maturities to
                       2/15/2036 for $1,800,226,500 on 3/1/2006.  The
                       market value of the underlying securities at the
                       end of the period was $1,836,000,831.                          60,000,000
     60,000,000        Interest in $1,750,000,000 joint repurchase
                       agreement 4.530%, dated 2/28/2006, under which
                       Credit Suisse First Boston LLC will repurchase U.S.
                       Treasury securities with various maturities to
                       8/15/2029 for $1,750,220,208 on 3/1/2006.  The
                       market value of the underlying securities at the
                       end of the period was $1,758,005,490.                          60,000,000
     39,894,000        Interest in $2,000,000,000 joint repurchase
                       agreement 4.540%, dated 2/28/2006, under which J.P.
                       Morgan Securities, Inc. will repurchase U.S.
                       Treasury securities with various maturities to
                       2/15/2031 for $2,000,252,222 on 3/1/2006.  The
                       market value of the underlying securities at the
                       end of the period was $2,040,047,289.                          39,894,000
     60,000,000        Interest in $1,600,000,000 joint repurchase
                       agreement 4.530%, dated 2/28/2006, under which
                       Morgan Stanley & Co. will repurchase U.S. Treasury
                       securities with various maturities to 11/15/2006
                       for $1,600,201,333 on 3/1/2006.  The market value
                       of the underlying securities at the end of the
                       period was $1,634,025,863.                                     60,000,000
     22,000,000   (1)  Interest in $1,000,000,000 joint repurchase
                       agreement 4.450%, dated 2/2/2006, under which UBS
                       Securities LLC will repurchase U.S. Treasury securities
                       with various maturities to 1/15/2014 for $1,006,551,389
                       on 3/28/2006. The market value of the underlying
                       securities at the end of the period
                       was $1,023,991,205.                                            22,000,000
     20,000,000        Interest in $1,771,000,000 joint repurchase
                       agreement 4.540%, dated 2/28/2006, under which UBS
                       Securities LLC will repurchase U.S. Treasury securities
                       with various maturities to 4/15/2028 for $1,771,223,343
                       on 3/1/2006. The market value of the underlying
                       securities at the end of the period
                       was $1,806,423,507.                                            20,000,000
      7,000,000   (1)  Interest in $400,000,000 joint repurchase agreement
                       4.600%, dated 2/22/2006, under which UBS Securities
                       LLC will repurchase U.S. Treasury securities with
                       various maturities to 5/15/2010 for $403,935,556 on
                       5/10/2006.  The market value of the underlying
                       securities at the end of the period was
                       $410,996,134.                                                   7,000,000
                           TOTAL REPURCHASE AGREEMENTS                                268,894,000
                            TOTAL INVESTMENTS--100.2%
                       ====================================================
                           (AT AMORTIZED COST)(2)                                     287,027,448
                           OTHER ASSETS AND LIABILITIES - NET - (0.2)%                 (577,747)
                           TOTAL NET ASSETS -100%                               $     286,449,701

==============================================================================

     1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
     2 Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series II

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006